Condensed Financial Information of the Parent Company Only (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Balance Sheets
Following are the condensed financial statements of Hawthorn Bancshares, Inc. (Parent only) as of and for the years indicated:
Condensed Balance Sheets

	December 31,
(dollars in thousands)	2024	2023
Assets
Cash and due from bank subsidiaries	$15,273	$6,807
Investment in bank-issued trust preferred securities	1,249	1,169
Investment in subsidiaries	173,916	175,273
Other assets	13,797	6,187
Total assets	$204,235	$189,436

Liabilities and Stockholders’ Equity
Subordinated notes	$49,486	$49,486
Deferred tax liability	1,981	735
Other liabilities	3,221	3,130
Stockholders’ equity	149,547	136,085
Total liabilities and stockholders’ equity	$204,235	$189,436

Schedule of Condensed Statements of Income
Condensed Statements of Income

	For the Years Ended December 31,
(dollars in thousands)	2024	2023	2022
Income
Interest and dividends received from subsidiaries	$20,117	$10,158	$11,497
Other	1,581	1,390	1,108
Total income	21,698	11,548	12,605
Expenses
Interest on subordinated notes	3,899	3,774	2,072
Other	2,875	2,771	3,191
Total expenses	6,774	6,545	5,263
Income before income tax benefit and equity in undistributed income of subsidiaries	14,924	5,003	7,342
Income tax benefit	1,672	1,058	859
Equity in undistributed (loss) income of subsidiaries	1,660	(5,105)	12,550
Net income	$18,256	$956	$20,751

Schedule of Condensed Statements of Cash Flows
Condensed Statements of Cash Flows

	For the Years Ended December 31,
(dollars in thousands)	2024	2023	2022
Cash flows from operating activities:
Net income	$18,256	$956	$20,751
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed (income) loss of subsidiaries	(1,660)	5,105	(12,550)
(Increase) decrease in other assets	(1,418)	1,486	540
(Decrease) increase in other liabilities	(215)	(262)	—
Other, net	$(331)	$(5,868)	$(1,060)
Net cash provided by operating activities	$14,632	$1,417	$7,681
Cash flows from investing activities:
Decrease in investment in subsidiaries, net	$—	$7,575	$110
Net cash provided by investing activities	$—	$7,575	$110
Cash flows from financing activities:
Cash dividends paid - common stock	$(5,047)	$(4,649)	$(4,240)
Purchase of treasury stock	(1,119)	—	(2,892)
Net cash used in financing activities	$(6,166)	$(4,649)	$(7,132)
Net increase in cash and due from banks	$8,466	$4,343	$659
Cash and due from banks at beginning of year	6,807	2,464	1,805
Cash and due from banks at end of year	$15,273	$6,807	$2,464